SCHEDULE OF INVESTMENTS (000)*

December 31, 2020 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

COMMON STOCK

Argentina — 0.5%

MercadoLibre Inc.[1]	10,353	$17,344

Brazil — 4.9%

Banco do Brasil SA1	2,762,094	20,632

JBS SA	6,129,400	27,920

Minerva SA	2,651,417	5,196

Petroleo Brasileiro SA, Class A ADR	3,806,033	42,095

Qualicorp Consultoria e Corretora de Seguros SA	2,211,200	14,891

Vale SA, Class B ADR	3,726,943	62,464

YDUQS Participacoes S.A.	1,443,400	9,148

		182,346

China — 31.8%

Agile Group Holdings Ltd.	4,976,372	6,625

Alibaba Group Holding Ltd. ADR[1]	974,773	226,859

Anhui Conch Cement Co. Ltd., Class H	5,205,613	32,600

Baidu Inc. ADR[1]	304,267	65,795

BYD Co. Ltd., Class H	909,500	23,839

China Construction Bank Corp., Class H	140,271,000	106,572

China Life Insurance Co. Ltd., Class H	10,771,000	23,758

China Lumena New Materials Corp.[1,2,3]	264,100	—

China Mobile Ltd.	998,000	5,690

CNOOC Ltd.	1,512,000	1,400

Country Garden Holdings Co. Ltd.	11,289,341	15,611

Dongfeng Motor Group Co. Ltd., Class H	13,564,000	15,817

Fosun International Ltd.	11,537,000	18,126

JD.com Inc. ADR[1]	810,969	71,284

KWG Property Holding Ltd.[1]	6,973,500	9,517

Lenovo Group Ltd.	12,742,000	12,032

Meituan Dianping, Class B1	1,251,000	47,539

NetEase Inc. ADR	404,708	38,759

New Oriental Education & Technology Group ADR[1]	171,520	31,870

Ping An Insurance Group Co. of China Ltd., Class H	4,144,838	50,792

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,793,936	8,447

Shimao Group Holdings Ltd.	2,625,000	8,363

Sunac China Holdings Ltd.	3,438,000	12,705

Tencent Holdings Ltd.	3,608,989	262,558

Tongwei Co. Ltd., Class A	2,858,076	16,799

Vipshop Holdings Ltd. ADR[1]	421,852	11,859

Wuxi Biologics Cayman Inc.[1]	667,500	8,851

Xiaomi Corp., Class B1	1,952,400	8,361

Yum China Holdings Inc.	429,311	24,510

Zhejiang Expressway Co. Ltd., Class H	8,653,421	7,311

		1,174,249

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2020 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

India — 9.8%

Aurobindo Pharma Ltd.	1,924,463	$24,265

Dr Reddy’s Laboratories Ltd.	354,530	25,256

HCL Technologies Ltd.	2,135,567	27,653

HDFC Bank Ltd. ADR[1]	282,580	20,419

Hindalco Industries Ltd.	10,319,087	33,972

Hindustan Unilever Ltd.	708,633	23,231

ICICI Bank Ltd. ADR[1]	2,743,462	40,768

Infosys Ltd. ADR	2,916,867	49,441

ITC Ltd.	4,136,055	11,831

Jubilant Foodworks Ltd.	386,090	14,748

REC Ltd.	5,805,361	10,639

Reliance Industries Ltd.	1,949,276	52,963

State Bank of India[1]	4,045,870	15,225

Tata Consumer Products Ltd.	1,299,720	10,493

		360,904

Indonesia — 0.8%

Bank Rakyat Indonesia Persero	102,996,240	30,621

Malaysia — 1.0%

Malayan Banking Bhd	7,688,544	16,170

Top Glove Corp. BHD	13,720,200	20,875

		37,045

Mexico — 1.8%

Grupo Financiero Banorte SAB de CV, Class O1	5,196,544	28,634

Grupo Mexico SAB de CV, Class B	2,714,018	11,509

Kimberly-Clark de Mexico SAB de CV, Class A	2,211,228	3,775

Wal-Mart de Mexico SAB de CV	8,448,449	23,733

		67,651

Russia — 4.0%

Gazprom PJSC ADR	6,540,501	36,588

Lukoil PJSC ADR	485,341	33,100

MMC Norilsk Nickel PJSC ADR	1,022,705	31,908

Sberbank of Russia PJSC ADR	2,130,549	30,936

X5 Retail Group NV GDR	173,413	6,264

Yandex NV, Class A1	134,166	9,335

		148,131

Saudi Arabia — 1.0%

National Commercial Bank	1,712,695	19,791

Saudi Telecom Co.	531,391	15,014

		34,805

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2020 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

South Africa — 2.6%

Absa Group Ltd.	2,934,781	$23,937

Gold Fields Ltd. ADR	1,060,040	9,826

Impala Platinum Holdings Ltd.	2,074,961	28,509

Sibanye Stillwater Ltd.	7,845,071	32,032

		94,304

South Korea — 14.7%

Celltrion Inc.[1]	38,607	12,779

Daelim Industrial Co. Ltd.[2]	100,834	7,856

Hana Financial Group Inc.	967,097	30,803

Hanwha Corp.	449,321	11,734

Hyundai Marine & Fire Insurance Co. Ltd.	267,041	5,599

KB Financial Group Inc.	841,061	33,405

Kia Motors Corp.	762,416	43,928

LG Corp.	290,517	23,443

LG Electronics Inc.	150,918	18,792

NAVER Corp.	129,055	34,789

POSCO	130,760	32,674

POSCO ADR	119,880	7,470

Samsung C&T Corp.	109,824	13,980

Samsung Electro-Mechanics Co. Ltd.	114,551	18,812

Samsung Electronics Co. Ltd.	2,488,245	185,811

SK Hynix Inc.	438,713	47,920

SK Telecom Co. Ltd.	54,502	11,978

		541,773

Taiwan — 15.5%

Accton Technology Corp.	1,574,000	17,702

AU Optronics Corp.	16,848,000	8,395

Compeq Manufacturing Co. Ltd.	4,804,000	7,437

Delta Electronics Inc.	3,830,000	35,849

FLEXium Interconnect Inc.	2,354,000	10,137

Fubon Financial Holding Co. Ltd.	17,488,000	29,097

HON HAI Precision Industry Co. Ltd.	14,865,298	48,673

King Yuan Electronics Co. Ltd.	6,250,000	7,730

Lite-On Technology Corp.	8,698,202	15,416

MediaTek Inc.	1,757,000	46,711

Pegatron Corp.	5,554,000	13,303

Powertech Technology Inc.	3,728,000	12,591

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,466,378	268,934

United Microelectronics Corp.	8,183,000	13,731

Win Semiconductors Corp.	954,000	11,747

Yuanta Financial Holding Co. Ltd.	36,004,984	26,333

		573,786

Thailand — 0.9%

Charoen Pokphand Foods PCL	20,260,300	18,089

Tisco Financial Group PCL	5,563,700	16,411

		34,500

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2020 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares/ Number of Warrants/ Face Amount	Value

Turkey — 0.4%

Tekfen Holding AS	2,594,229	$5,790

Turkcell Iletisim Hizmetleri AS	4,200,452	9,098

		14,888

Total Common Stock

(Cost $2,461,147) — 89.7%		3,312,347

WARRANTS

MSCI China A Market Access (HSBC), Expires 10/15/2021[1]	30,032	44,574

MSCI China A Market Access (Merrill Lynch), Expires 7/27/2021[1]	31,165	46,499

Total Warrants

(Cost $80,020) — 2.4%		91,073

PREFERENCE STOCK

Brazil — 1.6%

Cia Brasileira de Distribuicao	821,984	11,877

Cia Paranaense de Energia[1]	736,400	10,624

Itausa S.A.	15,992,141	36,115

		58,616

South Korea — 0.7%

LG Chem Ltd.	71,643	25,221

Total Preference Stock

(Cost $90,371) — 2.3%		83,837

EXCHANGE-TRADED FUND

Samsung Kodex 200	1,709,050	62,201

Total Exchange-Traded Fund

(Cost $54,715) — 1.7%		62,201

CORPORATE OBLIGATIONS

Citigroup Global Markets Holdings Inc., 0.000%, 5/12/2021 [4]	$40,000,000	61,496

Total Corporate Obligations

(Cost $40,000) — 1.6%		61,496

PREFERRED STOCK

South Korea — 0.7%

Hyundai Motor Co. ‡	310,357	25,352

Total Preferred Stock

(Cost $21,638) — 0.7%		25,352

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2020 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 0.030% **	50,287,067	$50,287

Total Short-Term Investment

(Cost $50,287) — 1.4%		50,287

Total Investments — 99.8%

(Cost $2,798,178)		3,686,593

Other Assets in Excess of Liabilities — 0.2%		6,918

Net Assets — 100.0%		$3,693,511

A list of the open futures contracts held by the Fund at December 31, 2020, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
MSCI Emerging Markets	566	Mar-2021	$35,474	$36,456	$982

*	Except for share/warrant/corporate obligation data.
**	The rate reported is the 7-day effective yield as of December 31, 2020.
‡	There is currently no rate available.
1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of December 31, 2020 was $7,856 and represented 0.2% of net assets.
3

Level 3 security in accordance with fair value hierarchy. Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of December 31, 2020 was $– and represented 0.0% of net assets.

4	Credit-linked note that is linked to the performance of the MSCI China A Inclusion Net Return USD Index.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint-Stock Company

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at December 31, 2020:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Argentina	$17,344	$—	$—	$17,344
Brazil	182,346	—	—	182,346
China	1,174,249	—	—^	1,174,249
India	360,904	—	—	360,904
Indonesia	—	30,621	—	30,621
Malaysia	37,045	—	—	37,045
Mexico	67,651	—	—	67,651
Russia	148,131	—	—	148,131
Saudi Arabia	34,805	—	—	34,805
South Africa	94,304	—	—	94,304
South Korea	7,470	534,303	—	541,773
Taiwan	573,786	—	—	573,786

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2020 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3†		Total
Thailand	$—	$34,500	$—		$34,500
Turkey	14,888	—	—		14,888

Total Common Stock	2,712,923	599,424	—		3,312,347

Warrants	—	91,073	—		91,073

Preference Stock
Brazil	58,616	—	—		58,616
South Korea	—	25,221	—		25,221

Total Preference Stock	58,616	25,221	—		83,837

Exchange-Traded Fund	—	62,201	—		62,201

Corporate Obligations	—	61,496	—		61,496

Preferred Stock	—	25,352	—		25,352

Short-Term Investment	50,287	—	—		50,287

Total Investments in Securities	$2,821,826	$864,767	$—		$3,686,593

Other Financial Instruments	Level 1	Level 2	Level 3		Total

Futures Contracts*
Unrealized Appreciation	$982	$—		$—	$982

Total Other Financial Instruments	$982	$—		$—	$982

*	Futures contracts are valued at the unrealized appreciation on the instruments.
†

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero due to company’s insolvency. Level 3 security in accordance with fair value hierarchy

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-2800